Subsequent events	12 Months Ended
Sep. 30, 2023
Subsequent events
Subsequent events

Note 23 – Subsequent events

Management has reviewed events occurring through the date the consolidated financial statements were issued and, except as disclosed elsewhere in the consolidated financial statements, no subsequent events occurred that require accrual or disclosure.